CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2023	Jun. 08, 2023	Dec. 31, 2022	Aug. 12, 2022	Jun. 14, 2022	Apr. 02, 2022	Nov. 29, 2021	Apr. 14, 2021
STOCKHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01				$ 0.01
Preferred stock, shares authorized (in shares)	100,000,000		100,000,000				100,000,000
Preferred stock, shares issued (in shares)	520,459		519,172
Preferred stock, shares outstanding (in shares)	520,459		519,172
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01				$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000		1,000,000,000				1,000,000,000	500
Common stock, shares issued (in shares)	7,448,601	1,259,135	509,200	149,145	149,145	149,145	44,101
Common stock, shares outstanding (in shares)	7,448,601	1,259,135	509,200	149,145	149,145	149,145	44,101